SIGNIFICANT ACCOUNTING POLICIES - Schedule of Deferred Income (Details) - USD ($) $ in Millions	Jan. 01, 2021	Dec. 31, 2020
Deferred Policy Acquisition Cost [Line Items]
Deferred sale inducement cost	$ 106
As Previously Reported
Deferred Policy Acquisition Cost [Line Items]
Deferred sale inducement cost		$ 69
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Policy Acquisition Cost [Line Items]
Deferred sale inducement cost		37
Universal Life | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred sale inducement cost	83
IUL | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred sale inducement cost	$ 23
IUL | Protection Solutions | As Previously Reported
Deferred Policy Acquisition Cost [Line Items]
Deferred sale inducement cost		14
IUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Policy Acquisition Cost [Line Items]
Deferred sale inducement cost		9
VUL | Protection Solutions | As Previously Reported
Deferred Policy Acquisition Cost [Line Items]
Deferred sale inducement cost		55
VUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Policy Acquisition Cost [Line Items]
Deferred sale inducement cost		$ 28